Note 9 - Capital Transactions (Details) - USD ($)		1 Months Ended					2 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 10, 2018	Aug. 23, 2018	Feb. 23, 2018	Jan. 31, 2018	Jul. 31, 2017	Aug. 31, 2016	Sep. 25, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Jul. 31, 2018	Apr. 08, 2018	Jun. 30, 2017	Feb. 28, 2017	Jun. 08, 2015
Debt Conversion, Converted Instrument, Shares Issued										18,563,885
Debt Conversion Price														$ 0.30
Debt Instrument, Unamortized Discount										$ 768,605				$ 1,000,000
Amortization of debt discount and beneficial conversion feature										582,809	$ 450,983		$ 1,620,709	$ 530,484
Debt Instrument, Increase (Decrease), Net										$ 1,005,813
Share price								$ 0.20					$ 0.20
Common stock issued								168,616,855		221,760,237			168,616,855	124,406,818
Common stock issued in connection with exercise of warrants													21,000
Issuance of Stock for Services, shares										1,543,844
Issuance of Stock for Services, value										$ 700,000			$ 667,578	$ 464,488
Issuance of stock for cash , value													7,200,000	4,626,071
Prepaid expenses								$ 1,956,734		$ 856,494			1,956,734	166,378
Allocated Share-based Compensation Expense													$ 1,800,000	$ 1,300,000
Common Stock, Shares Authorized								200,000,000		400,000,000			200,000,000	200,000,000		400,000,000
Stock Issued During Period, Shares, Issued for Services										1,543,844
Stock Issued During Period, Value, Issued for Services										$ 700,000			$ 667,578	$ 464,488
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period													83,333	0
Stock Issued During Period, Value, Stock Dividend
Private Placement Terms	the Company entered into a Placement Agent’s Agreement to offer a total of 10,000,000 units at the price of $0.25 per unit. Each unit consisted of one share of the Company’s common stock and one warrant to purchase one share of the Company’s common stock at the price of $0.60 for a period of three years.	the Placement Agent’s Agreement was amended to increase the number of units offered by 10,000,000 to 20,000,000 in total, with no other changes to the agreement.			In July, 2017, the Company entered into a Placement Agent’s Agreement with a third-party brokerage firm to offer units consisting of a $1,000 6% promissory note convertible into 4,000 shares of the Company’s common stock at $0.25 per share and 4,000 warrants to purchase shares of the Company’s’ common stock at an exercise price of $0.65 per share for the period of three years.
Stock-based compensation										1,995,332	$ 1,211,218		$ 7,224,239	$ 4,328,497
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures													6,400,000	5,050,000
2014 Equity Incentive Plan
Stock-based compensation										$ 700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures										400,000
Option Vesting Period										10 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit										$ 0.37
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit										$ 0.60
Private placement
Share price				$ 0.40
Issuance of stock for cash, shares				18,000,000
Warrants exercise price				$ 0.65
Purchase of warrants				9,000,000
Strike price				$ 0.65
Increase in additional paid-in capital				$ 7,198,200
Stock Issued During Period, Shares, New Issues				18,000,000
Investment Warrants, Exercise Price				$ 0.65
private placement
Proceeds from Warrant Exercises							$ 4,400,000
Exchange Fees							$ 600,000
Shares issued on warrants		20,000,000
Warrants issued		20,000,000
Mr. Ellins
Common stock issued				3,314,607
Consultant
Issuance of Stock for Services, shares													1,928,845
Issuance of Stock for Services, value													$ 700,000
Stock Issued During Period, Shares, Issued for Services													1,928,845
Stock Issued During Period, Value, Issued for Services													$ 700,000
Employee
Issuance of Stock for Services, shares													195,140
Issuance of Stock for Services, value													$ 30,000
Stock Issued During Period, Shares, Issued for Services													195,140
Stock Issued During Period, Value, Issued for Services													$ 30,000
Pacific Leaf Ventures Lp
Issuance of stock for cash, shares										100,000
Stock Issued During Period, Shares, New Issues										100,000
Temporary Equity, Stock Issued During Period, Value, New Issues										$ 36,000
Investors
Issuance of stock for cash, shares										277,778
Stock Issued During Period, Shares, New Issues										277,778
Proceeds from Warrant Exercises					$ 2,900,000
Shares Issued, Price Per Share										$ 0.36
Chief Executive Officer [Member]
Purchase of cashless exercise of warrants				$ 5,000,000
Share price				$ 0.30
Interest
Debt Conversion, Converted Instrument, Amount										$ 170,971
Principal
Debt Conversion, Converted Instrument, Amount										4,470,000
Pacific Leaf Ventures Lp
Issuance of stock for debt conversion, shares													739,220
Debt Conversion Price								$ 0.25					$ 0.25						$ 0.50
Debt Conversion, Original Debt, Amount													$ 184,805
Purchase of cashless exercise of warrants				$ 1,500,000
Share price				$ 0.36
Common stock issued				833,333
Warrants exercise price						$ 0.36
Accrued royalties			$ 269,818												$ 1,500,000
Other expense			250,000							$ 3,045,925			$ 510,000
Prepaid expenses			750,000
Value of restricted common stock issued			$ 1,040,000
Notes payable description			The Company recorded $260,000 in other expense related to the issuance of those shares, which represents 25% of the market value of those shares. We recorded $780,000 in prepaid expenses, representing the 75% portion of the fair market value of those shares which will be credited toward future royalties in the event that the final $1.5 million payment is not made on or before July 31, 2018.
Debt Instrument, Face Amount																			$ 1,750,000
Class of Warrant, Outstanding								1,500,000					1,500,000
Investment Warrants, Exercise Price						$ 0.36
A third-party brokerage firm
Debt Conversion, Converted Instrument, Shares Issued													3,085,284
A third-party brokerage firm | Private placement
Shares isuued for compensation				5,480,000
Allocated Share-based Compensation Expense				$ 4,100,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures				5,480,000
A third-party brokerage firm | Private placement | Minimum
Share price				$ 0.25
A third-party brokerage firm | Private placement | Maximum
Share price				$ 1.00
Common Stock
Debt Conversion, Converted Instrument, Shares Issued													15,231,828
Issuance of stock for debt conversion, shares													15,231,828	15,760,165
Exercise of warrants for stock, shares													$ 4,168,940	$ 25,606,171
Issuance of Stock for Services, shares													1,928,845	916,300
Issuance of Stock for Services, value													$ 192	$ 92
Issuance of stock for cash, shares										53,143,382			18,000,000	29,872,500
Issuance of stock for cash , value													$ 1,800	$ 2,987
Shares isuued for compensation													3,085,284	58,247
Stock Issued During Period, Shares, New Issues										53,143,382			18,000,000	29,872,500
Stock Issued During Period, Shares, Issued for Services													1,928,845	916,300
Stock Issued During Period, Value, Issued for Services													$ 192	$ 92
Stock Issued During Period, Value, Stock Dividend
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures													3,085,284	58,247
Warrant
Debt Conversion, Original Debt, Amount												$ 1,600,808
Debt Instrument, Unamortized Discount								$ 4,430,427	$ 2,417,856			$ 2,417,856	$ 4,430,427
Warrants exercise price										$ 0.01		$ 0.65	$ 0.65
Non-Option Equity Instruments, Granted													32,942,000
Debt Instrument, Face Amount								$ 8,235,500					$ 8,235,500
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award													Common stock at the price of $0.60 to $0.65 per share for the period of three years to various holders of its convertible notes.
Shares isuued for compensation										325,125
Class of Warrant, Outstanding								16,464,000	16,464,000	16,464,000		16,464,000	16,464,000
Investment Warrants, Exercise Price										$ 0.01		$ 0.65	$ 0.65
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period										12,332,750
Stock Issued During Period, Value, Stock Options Exercised										$ 3,900,000
Stock Issued During Period, Value, Stock Dividend										$ 2,900,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures										325,125
Warrant | Pacific Leaf Ventures Lp
Allocated Share-based Compensation Expense						$ 9,000
Warrant | A third-party brokerage firm
Issuance of stock for debt conversion, shares													3,317,375
Weighted average exercise price													$ 0.06
Warrants expenses													$ 600,000
Short Term Promissory Note 1
Debt Conversion Price								$ 0.20					$ 0.20
Debt Instrument, Face Amount								$ 192,500					$ 192,500	$ 965,500			$ 1,034,500	$ 192,500
Debt Conversion, Converted Instrument, Amount													$ 192,500
Class of Warrant, Outstanding														3,862,000
Short Term Promissory Note 1 | Common Stock
Issuance of stock for debt conversion, shares													14,492,608
Short Term Promissory Note 1 | Warrant
Debt Instrument, Unamortized Discount								$ 66,912					$ 66,912
Convertible Promissory Note
Debt Conversion Price								$ 0.25	$ 0.25			$ 0.25	$ 0.25
Debt Instrument, Unamortized Discount									$ 4,430,427			$ 4,430,427
Debt Instrument, Face Amount								$ 8,235,500	8,235,500			8,235,500	$ 8,235,500
Debt Conversion, Converted Instrument, Amount													300,000
Convertible Promissory Note | Interest
Debt Instrument, Unamortized Discount								128,848	18,581			18,581	128,848
Convertible Promissory Note | Principal
Debt Instrument, Unamortized Discount								$ 3,020,500	$ 453,500			$ 453,500	$ 3,020,500
Convertible Promissory Note | Common Stock
Debt Conversion, Converted Instrument, Shares Issued								12,603,560	1,889,048				1,889,048
Debt Conversion Price								$ 0.25	$ 0.25			$ 0.25	$ 0.25
Amortization of debt discount and beneficial conversion feature								$ 2,297,716	$ 349,956
Debt Instrument, Increase (Decrease), Net								$ 722,784	$ 103,544
Convertible Notes Payable To Various Investors
Debt Instrument, Unamortized Discount										$ 768,605
Debt Instrument, Face Amount										$ 1,257,000
convertible notes dated July 2017 | Warrant
Class of Warrant, Outstanding										28,804,000
convertible notes dated July 2017 | Warrant | before
Warrants exercise price										$ 0.65
Investment Warrants, Exercise Price										0.65
convertible notes dated July 2017 | Warrant | after
Warrants exercise price										0.325
Investment Warrants, Exercise Price										$ 0.325
convertible notes dated March 2017 | Warrant
Class of Warrant, Outstanding										8,000,000
convertible notes dated March 2017 | Warrant | before
Warrants exercise price										$ 0.60
Investment Warrants, Exercise Price										0.60
convertible notes dated March 2017 | Warrant | after
Warrants exercise price										0.30
Investment Warrants, Exercise Price										$ 0.30
Private Placement Of 6 Convertible Promissory Notes
Debt Conversion Price									$ 0.65		$ 0.65	$ 0.65
Debt Instrument, Unamortized Discount											$ 1,532,335
Debt Instrument, Face Amount									$ 3,085,000		$ 3,085,000	$ 3,085,000
Warrants issued										2,000,000
Stock-based compensation										$ 600,000